Consolidated Statements of Changes in Stockholder's Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 0	$ 0	$ 80.00	$ 154,832	$ 8,612,683	$ (23,052)	$ (8,916,893)	$ (172,350)
Beginning balance, shares at Dec. 31, 2020			79,610	154,832,335
Net loss							(421,862)	(421,862)
Ending balance, value at Mar. 31, 2021	$ 0	$ 0	$ 80	$ 157,782	9,054,733	(21,869)	(9,338,755)	(148,029)
Ending balance, shares at Mar. 31, 2021			79,610	157,782,335
Beginning balance, value at Dec. 31, 2020	$ 0	$ 0	$ 80.00	$ 154,832	8,612,683	(23,052)	(8,916,893)	(172,350)
Beginning balance, shares at Dec. 31, 2020			79,610	154,832,335
Ending balance, value at Dec. 31, 2021	$ 0		$ 240	$ 180,913	13,702,813	(19,665)	(13,859,006)	5,295
Ending balance, shares at Dec. 31, 2021			240,080	180,913,582
Net loss							(150,205)	(150,205)
Non-controlling interest, net income (loss)						(2,889)		(2,889)
Stock based compensation					5,170			5,170
Issuance of Series C Preferred Stock			$ 5		4,995			5,000
Issuance of Series C Preferred Stock, shares			5,000
Conversion of Series C Preferred to common stock			$ (100)	$ 3,000	(2,900)
Conversion of Series C Preferred to Common stock, shares			(100,000)	3,000,000
Ending balance, value at Mar. 31, 2022	$ 0	$ 0	$ 145	$ 183,913	$ 13,710,078	$ (22,554)	$ (14,009,211)	$ (137,629)
Ending balance, shares at Mar. 31, 2022			145,080	183,913,582